INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Profit (loss) before taxes
Domestic	$ (90,497)	$ (83,049)	$ (47,541)
Foreign	(26,551)	20,106	50,373
PROFIT (LOSS) BEFORE INCOME TAX	$ (117,048)	$ (62,943)	$ 2,832